Share capital - Additional information (Details)							12 Months Ended
	Jun. 22, 2020 DKK (kr) shares	Apr. 02, 2020 DKK (kr)	Mar. 26, 2020 DKK (kr) shares	Sep. 05, 2019 DKK (kr) shares	Jun. 13, 2019 EquityInstruments	Mar. 20, 2019 DKK (kr) shares	Dec. 31, 2020 DKK (kr) EquityInstruments shares	Dec. 31, 2019 DKK (kr) EquityInstruments shares	Dec. 31, 2018 DKK (kr) EquityInstruments
Disclosure of classes of share capital [line items]
Increase in authorized share capital		kr 9,013,665
Remaining authorized share capital							kr 5,587,388
Number of shares issued | shares	2,684,461		741,816	3,975,000		802,859
Proceeds from issuance of shares	kr 655,000,000		kr 136,500,000	kr 545,600,000		kr 85,600,000	791,503,000	kr 645,145,000	kr 0
Issuance costs				kr 14,000,000		kr 0	kr 42,706,000	kr 14,444,000
Number of treasury shares | shares							64,223	64,223
Treasury shares held (as a percent)							0.20%	0.20%
Fair value of treasury shares							kr 14,100,000	kr 15,100,000
Total outstanding warrants | EquityInstruments							2,019,368	1,709,912	1,853,359
2019 Long-term incentive program
Disclosure of classes of share capital [line items]
No granted | EquityInstruments					22,915
Total outstanding warrants | EquityInstruments							19,765